Summary of Significant Accounting Policies - Roll forward schedule of accounts receivable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Roll forward schedule of accounts receivable
Balance at the beginning	¥ 403,693	$ 57,023	¥ 290,352	$ 42,235
Revenue (including VAT)	1,940,407	298,117	1,352,898	191,101
Collection	(1,750,039)	(263,182)	(1,239,557)	(176,313)
Balance at the end	594,061	$ 91,958	403,693	$ 57,023
Allowances for doubtful accounts	¥ 0		¥ 0		¥ 0